Warrant Liabilities	12 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
WARRANT LIABILITIES

NOTE 17. WARRANT LIABILITIES

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$

Warrant liabilities	21,808	252,969

In July 2024, the Company entered into convertible note purchase agreements raising a total of US$350,000 by the issuance of US$350,000 convertible note (“Note”). The noteholder received a warrant representing 130% of the amount of the Note, raising an additional US$525,000 if all the warrants are exercised. The warrants are for a term of 2 years from the date of the convertible note and can be exercised at US$1.30 for each share. Under the warrant agreement, the warrant holder cannot exercise the warrant to subscribe for shares in the Company if such exercise would take the warrant holder over 19.99% shareholding in the Company. As of the date of this report, none of these warrants were exercised.